GREAT CHINA MANIA HOLDINGS, INC.

Rm. 1902, 19/F Kodak House II

321 Java Road, North Point

Hong Kong

December 9, 2014

John Dana Brown

Attorney-Advisor

Division of Corporate Finance

U.S. Securities and Exchange Commission

100 F Street, NE

Washington D.C., 20549

RE:

Great China Mania Holdings, Inc.

Pre-effective Amendment 6 to Registration Statement on Form S-1

Filed December 9, 2014

File No. 333-198211

Dear Mr. Brown:

Below are Great China Mania Holdings, Inc.’s. (“the Company’s”) responses to the SEC’s Comment Letter dated December 9, 2014.  On December 9, 2014, we transmitted via EDGAR the Company’s Sixth Amendment to Registration Statement on Form S-1.

Description of Business, page 14

Subsidiaries to be established, page 15

1.

We note your response to our prior comment 3 and reissue. Please revise to disclose, if true, that you will receive 15.3% of the net profit of the subsidiaries that you intend to establish with Darren Kong as you will own 51% of the common stock and 0% of the preferred stock and the shareholder agreement states the Annual Common Stock Dividend is equal to 30% of the net profit of the calendar year and the Annual Preferred Stock Dividend is equal to 70% of the net profit of the calendar year. Similarly, please revise to disclose, if true, that each calendar year you will receive 20.4% of the net profit of the subsidiaries that you intend to establish with Bong Kok Hoong as you will own 51% of common stock and 0% of the preferred stock and your shareholder agreement states that the Annual Common Stock Dividend is equal to 40% of the net profit of the calendar year and the Annual Preferred Stock Dividend is equal to 60% of the net profit of the calendar year.

We amended the disclosure to include the specific information requested by this comment.  Below is the precise wording regarding the distribution of the common stock dividend and the preferred stock dividend.

When these subsidiaries are operational there will be a split profit sharing for each subsidiary:

•

The operation of both the Shanghai and Sydney operational entities will be the responsibility of Darren Kong.  He shall have the sole authority to appoint additional officers and directors of the subsidiaries in Sydney and Shanghai.  Mr. Kong shall contribute a minimum of 360,000 RMB ($58,785 USD) and GMEC shall contribute its TaoBao Girls project.

Darren Kong’s shareholder agreement calls for the two subsidiaries owned by him and GMEC to be the same share ownership structure.  Darren Kong will own 49% of the common stock and 100% of the preferred shares and GMEC will own 51% of the common stock and 0% of the preferred stock.  Per the shareholder agreement, the Annual Common Stock Dividend (“ACSD”) is equal to 30% of the net profit for the calendar year and the Annual Preferred Stock Dividend (“APSD”) is equal to 70% of the net profit for the calendar year.  Accordingly, as the owner of 51% of the common stock and 0% of the preferred stock, each calendar year GMEC shall receive

51% of the ACSD (which is 15.3% of the net profit of each subsidiary owned by GMEC and Darren Kong) and 0% of the APSD.  And, as the owner of 49% of the common stock and 100% of the preferred stock, each calendar year Darren Kong shall receive 49% of the ACSD (which is 14.7% of the net profit of each subsidiary owned by GMEC and Darren Kong) and 100% of the APSD.  The net income shall be distributed twice a year.

•

The operation of both the Malaysia and Hong Kong operational entities will be the responsibility of Bong Kok Hoong.  He shall contribute a minimum of 800,000 MYR ($239,100 USD) and GMEC shall contribute management consulting services.

Bong Kok Hoong’s shareholder agreement calls for the two subsidiaries owned by him and GMEC to be the same share ownership structure.  Bong Kok Hoong will own 49% of the common stock and 100% of the preferred shares.  Per the shareholder agreement, the ACSD is equal to 40% of the net profit for the calendar year and the APSD is equal to 60% of the net profit for the calendar year.  Accordingly, as the owner of 51% of the common stock and 0% of the preferred stock, each calendar year GMEC shall receive 51% of the ACSD (which is 20.4% of the net profit of each subsidiary owned by GMEC and Bong Kok Hoong) and 0% of the APSD.  And, as the owner of 49% of the common stock and 100% of the preferred stock, each calendar year Bong Kok Hoong shall receive 49% of the ACSD (which is 19.6% of the net profit of each subsidiary owned by GMEC and Bong Kok Hoong) and 100% of the APSD.  The net income shall be distributed twice a year.

The Company acknowledges that:

•

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/S/KWONG KWAN YIN ROY

Kwong Kwan Yin Roy

President